Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 13,184	$ 9,436
Restricted bank deposits	151
Short-term bank deposits	17,110	27,100
Trade receivables	129
Other current assets	1,419	1,241
Total current assets	31,993	37,777
Non-current assets:
Restricted bank deposits	362	506
Long-term prepaid expenses	241	300
Funds in respect of employee rights upon retirement	354	318
Property, plant and equipment, net	6,632	7,775
Operating lease right-of-use assets	2,124	2,329
Total non-current assets	9,713	11,228
Total assets	41,706	49,005
Current liabilities:
Accounts payable: Trade	1,960	3,330
Accounts payable: Other	4,275	4,176
Deferred revenue	725	386
Current maturity of operating leases	393	385
Current maturity of finance lease liability	106	389
Total current liabilities	7,459	8,666
Non-current liabilities:
Liability for employee rights upon retirement	474	426
Deferred revenue	704	1,723
Operating lease liability	2,029	2,068
Finance lease liability		99
Other non-current liability	123
Total non-current liabilities	3,330	4,316
Total liabilities	10,789	12,982
Commitments (Note 8)
Shareholders' equity:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2020 and 2019, 150,000,000 and 70,000,000 shares, respectively; issued and outstanding as of December 31, 2020 and 2019, 48,187,463 and 35,882,928 shares, respectively	108	73
Additional paid in capital	252,561	235,974
Warrants	10,401	7,904
Accumulated deficit	(232,153)	(207,928)
Total equity	30,917	36,023
Total liabilities and equity	$ 41,706	$ 49,005